Document and Entity Information	Jun. 03, 2025
Cover [Abstract]
Entity Registrant Name	BOYD GAMING CORP
Amendment Flag	false
Entity Central Index Key	0000906553
Document Type	8-K
Document Period End Date	Jun. 03, 2025
Entity Incorporation State Country Code	NV
Entity File Number	001-12882
Entity Tax Identification Number	88-0242733
Entity Address, Address Line One	6465 South Rainbow Boulevard
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	BYD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false